INCOME TAX (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating losses	$ 6,750,034	$ 4,932,778
Accrued expenses	208,657	482,130
Stock options	446,539	402,598
Tax credit carryforwards	913,326	748,255
Depreciation and amortization	21,751	(23,311)
Capitalized R&D	4,933,469	4,070,458
Total gross deferred tax assets	13,273,776	10,612,908
Valuation allowance	(13,273,776)	(10,612,908)
Total deferred tax assets